DESCRIPTION OF BUSINESS (Details 2) (USD $) In Millions, unless otherwise specified	Oct. 03, 2012 Merger Agreement	Oct. 03, 2012 Merger Agreement Maximum	Apr. 12, 2013 New Merger Agreement	Oct. 03, 2012 ANI Pharmaceuticals, Inc Merger Agreement	Oct. 03, 2012 ANI Pharmaceuticals, Inc Merger Agreement Minimum	Apr. 12, 2013 ANI Pharmaceuticals, Inc New Merger Agreement
PENDING MERGER WITH ANI
Percentage of outstanding shares of common stock of combined company owned by current stockholders	47.00%	49.90%	43.00%	53.00%	50.10%	57.00%
Net cash on determination date prior to the closing date of the Merger	$ 18.0